Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 7,290	$ 6,480
Purchased power	3,854	3,111
Related Party [Member]
Purchased power	2,513	1,818
Distribution [Member]
Revenues	5,507	4,788
Distribution [Member] | Related Party [Member]
Revenues	283	282
Transmission [Member]
Revenues	1,740	1,652
Transmission [Member] | Related Party [Member]
Revenues	$ 1,718	$ 1,637